UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents		$ 1,301	$ 1,406
Financial assets		870	740
Accounts receivable and other		2,317	2,204
Inventory		458	400
Assets classified as held for sale		878	146
Current assets		5,824	4,896
Property, plant and equipment		37,469	38,655
Intangible assets		13,524	14,214
Investments in associates and joint ventures		5,183	4,725
Investment properties		646	655
Goodwill		8,952	8,979
Financial assets		796	536
Other assets		1,379	1,141
Deferred income tax asset		126	160
Total assets		73,899	73,961
Liabilities
Accounts payable and other		4,163	4,019
Corporate borrowings		264	431
Current		3,506	2,701
Financial liabilities		454	1,510
Liabilities directly associated with assets classified as held for sale		508	0
Current liabilities		8,895	8,661
Corporate borrowings		3,225	2,288
Non-recourse borrowings		23,393	23,833
Financial liabilities		1,694	1,730
Other liabilities		4,663	5,027
Deferred income tax liability		5,970	6,011
Preferred shares		20	20
Total liabilities		47,860	47,570
Partnership capital
Limited partners		5,419	5,702
General partner		29	31
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		2,282	2,408
BIPC exchangeable shares		1,303	1,369
Exchangeable units	[1]	75	85
Perpetual subordinated notes		293	0
Interest of others in operating subsidiaries		15,720	15,658
Preferred unitholders		918	1,138
Total partnership capital		26,039	26,391
Total liabilities and partnership capital		$ 73,899	$ 73,961

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.